WisdomTree Trust

230 Park Avenue

New York, NY 10169

October 7, 2021

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)
File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s Target Range Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 817 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 6, 2021 (Accession No. 00012146569-21-010267).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3855.

Very truly yours,

/s/ Joanne Antico
Joanne Antico
Assistant Secretary

cc:	W. John McGuire, Esq.